Cover	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity File Number	000-55539
Entity Registrant Name	Trillion Energy International Inc.
Entity Central Index Key	0001648636
Entity Tax Identification Number	47-4488552
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Turan Gunes
Entity Address, Address Line Two	Bulvari, Park Oran Ofis Plaza, 180-y, Daire:54
Entity Address, Address Line Three	Kat:16
Entity Address, City or Town	Oran, Cankaya
Entity Address, Country	TR
Entity Address, Postal Zip Code	06450
City Area Code	312
Local Phone Number	441 80 02
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false